Additional Financial Information of Parent Company, Financial Statements Schedule I - Condensed Statement of Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Net income (loss)	¥ 1,314,131	$ 206,215	¥ (745,225)	¥ 829,151
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(60,851)	(9,549)	(176,910)	61,601
Fair value fluctuation of available-for-sale investment, net of tax of nil (Note 5)			771	(797)
Comprehensive income (loss)	1,245,230	195,403	(919,661)	924,563
Parent Company
Condensed Statement of Income Captions [Line Items]
Net income (loss)	1,314,131	206,215	(745,225)	829,151
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(60,900)	(9,557)	(176,934)	61,651
Fair value fluctuation of available-for-sale investment, net of tax of nil (Note 5)			771	(797)
Other comprehensive income (loss)	(60,900)	(9,557)	(176,163)	60,854
Comprehensive income (loss)	¥ 1,253,231	$ 196,658	¥ (921,388)	¥ 890,005